Deferred charges, net (Tables)	12 Months Ended
Dec. 31, 2022
Deferred Charges Net
Deferred charges, net (Table)

Dry - docking Costs
As of January 1, 2020	$16,408
Additions	12,401
Amortization	(5,820)
Write - off	(38)
As of December 31, 2020	$22,951
Additions	23,704
Amortization	(9,004)
Write - off	(22)
As of December 31, 2021	$37,629
Additions	30,105
Amortization	(13,071)
As of December 31, 2022	$54,663